John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 99.1%		$5,211,057,170
(Cost $2,781,264,579)
Communication services 10.5%		553,079,159
Entertainment 5.0%
Atlanta Braves Holdings, Inc., Series C (A)	54,860	2,211,407
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,892,064	127,241,304
Liberty Media Corp.-Liberty Live, Series C (A)	80,258	2,991,216
The Walt Disney Company	698,316	67,073,252
Warner Brothers Discovery, Inc. (A)	6,278,495	62,910,520
Interactive media and services 5.5%
Alphabet, Inc., Class A (A)	2,074,600	290,651,460
Consumer discretionary 16.1%		846,266,465
Broadline retail 9.0%
Amazon.com, Inc. (A)	2,660,086	412,845,345
eBay, Inc.	1,450,570	59,574,910
Hotels, restaurants and leisure 1.7%
Airbnb, Inc., Class A (A)	620,198	89,395,340
Household durables 4.5%
Lennar Corp., A Shares	1,593,137	238,731,579
Leisure products 0.9%
Polaris, Inc.	508,218	45,719,291
Consumer staples 7.6%		397,447,437
Beverages 3.3%
Anheuser-Busch InBev SA/NV, ADR	2,788,576	172,166,682
Consumer staples distribution and retail 4.3%
Sysco Corp.	694,455	56,202,243
Walmart, Inc.	1,023,168	169,078,512
Energy 3.1%		164,029,358
Oil, gas and consumable fuels 3.1%
Cheniere Energy, Inc.	1,000,240	164,029,358
Financials 14.1%		743,288,735
Banks 0.6%
Wells Fargo & Company	657,427	32,989,687
Capital markets 12.4%
KKR & Company, Inc.	2,522,908	218,433,375
Morgan Stanley	2,022,645	176,455,550
Nasdaq, Inc.	1,886,953	109,009,275
State Street Corp.	353,094	26,083,054
The Goldman Sachs Group, Inc.	312,546	120,020,789
Financial services 1.1%
Visa, Inc., Class A	220,658	60,297,005
Health care 8.7%		460,257,228
Biotechnology 3.5%
Gilead Sciences, Inc.	1,292,106	101,120,216
Moderna, Inc. (A)	850,977	85,991,226
Health care providers and services 2.4%
Elevance Health, Inc.	208,048	102,659,205
UnitedHealth Group, Inc.	43,065	22,038,083
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 2.8%
Danaher Corp.	353,692	$84,854,248
Thermo Fisher Scientific, Inc.	117,990	63,594,250
Industrials 7.5%		391,986,682
Aerospace and defense 4.4%
Airbus SE	461,402	73,494,526
General Dynamics Corp.	228,279	60,491,652
Lockheed Martin Corp.	182,753	78,475,966
RTX Corp.	214,335	19,530,205
Building products 0.2%
Carrier Global Corp.	211,546	11,573,682
Commercial services and supplies 0.2%
Veralto Corp.	117,898	9,041,598
Ground transportation 1.7%
Union Pacific Corp.	367,588	89,665,741
Machinery 0.2%
Otis Worldwide Corp.	105,785	9,355,625
Trading companies and distributors 0.8%
United Rentals, Inc.	64,531	40,357,687
Information technology 27.1%		1,425,856,752
Semiconductors and semiconductor equipment 8.6%
Analog Devices, Inc.	553,659	106,501,845
Broadcom, Inc.	60,957	71,929,260
KLA Corp.	212,237	126,077,267
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	576,776	65,152,617
Texas Instruments, Inc.	528,832	84,676,580
Software 11.5%
Intuit, Inc.	174,989	110,475,805
Microsoft Corp.	579,339	230,333,600
Oracle Corp.	526,237	58,780,673
Salesforce, Inc. (A)	396,996	111,591,606
Workday, Inc., Class A (A)	325,405	94,715,633
Technology hardware, storage and peripherals 7.0%
Apple, Inc.	1,982,765	365,621,866
Materials 0.7%		36,173,234
Chemicals 0.7%
LyondellBasell Industries NV, Class A	384,331	36,173,234
Real estate 3.7%		192,672,120
Specialized REITs 3.7%
American Tower Corp.	135,990	26,606,444
Crown Castle, Inc.	1,534,094	166,065,676

Total investments (Cost $2,781,264,579) 99.1%	$5,211,057,170
Other assets and liabilities, net 0.9%	49,931,782
Total net assets 100.0%	$5,260,988,952

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$553,079,159	$553,079,159	—	—
Consumer discretionary	846,266,465	846,266,465	—	—
Consumer staples	397,447,437	397,447,437	—	—
Energy	164,029,358	164,029,358	—	—
Financials	743,288,735	743,288,735	—	—
Health care	460,257,228	460,257,228	—	—
Industrials	391,986,682	318,492,156	$73,494,526	—
Information technology	1,425,856,752	1,425,856,752	—	—
Materials	36,173,234	36,173,234	—	—
Real estate	192,672,120	192,672,120	—	—
Total investments in securities	$5,211,057,170	$5,137,562,644	$73,494,526	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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